Accounts receivable, net (Schedule of Accounts Receivable, Net) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
Accounts receivable, net [Abstract]
Accounts receivable		¥ 353,364	¥ 204,541
Less: allowance for doubtful receivables		4,870
Accounts receivable, net	$ 53,798	¥ 348,494	¥ 204,541